Change in Carrying Value of Company's Warranty Reserve (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Other Liabilities Disclosure [Abstract]
Balance-Beginning of Year	$ 4,546	$ 3,908
Settlements during the period	(3,688)	(4,212)
Additional warranty liability recorded	3,821	4,850
Balance-End of Year	$ 4,679	$ 4,546